Note 12 - Property and Equipment - Schedule of Property, Plant, and Equipment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Cost		$ 20,618,127	$ 19,118,154	$ 29,465,655
Accumulated depreciation		(4,868,716)	(4,179,011)	(13,586,690)
Property, plant and equipment		15,749,411	14,939,143	15,878,965
Property, plant and equipment		14,939,143	15,878,965
Additions		615,498	522,835
Disposals		0	(995)
Depreciation expenses		(521,333)	(407,615)	(507,026)
Currency translation adjustments		716,103	(1,054,047)
Property, plant and equipment		15,749,411	14,939,143	15,878,965
Land [member]
Statement Line Items [Line Items]
Cost	[1]	12,453,416	11,901,824	12,737,302
Accumulated depreciation	[1]	0	0	0
Property, plant and equipment	[1]	12,453,416	11,901,824	12,737,302
Property, plant and equipment	[1]	11,901,824	12,737,302
Additions	[1]	0	0
Disposals	[1]	0	0
Depreciation expenses	[1]	0	0
Currency translation adjustments	[1]	551,592	(835,478)
Property, plant and equipment	[1]	12,453,416	11,901,824	12,737,302
Buildings and structures [member]
Statement Line Items [Line Items]
Cost	[1]	3,207,327	3,061,195	3,261,934
Accumulated depreciation	[1]	(1,016,058)	(896,601)	(924,133)
Property, plant and equipment	[1]	2,191,269	2,164,594	2,337,801
Property, plant and equipment	[1]	2,164,594	2,337,801
Additions	[1]	4,598	46,568
Disposals	[1]	0	0
Depreciation expenses	[1]	(78,748)	(66,681)
Currency translation adjustments	[1]	100,825	(153,094)
Property, plant and equipment	[1]	2,191,269	2,164,594	2,337,801
Leasehold improvements [member]
Statement Line Items [Line Items]
Cost		191,111	0
Accumulated depreciation		(4,709)	0
Property, plant and equipment		186,402	0
Property, plant and equipment		0
Additions		183,311
Disposals		0
Depreciation expenses		(4,871)
Currency translation adjustments		7,962
Property, plant and equipment		186,402	0
Transportation equipment 1 [member]
Statement Line Items [Line Items]
Cost		20,331	19,431	21,773
Accumulated depreciation		(20,331)	(19,431)	(21,773)
Property, plant and equipment		0	0	0
Property, plant and equipment		0	0
Additions		0	0
Disposals		0	0
Depreciation expenses		0	0
Currency translation adjustments		0	0
Property, plant and equipment		0	0	0
Office equipment [member]
Statement Line Items [Line Items]
Cost		2,113,678	1,872,113	1,700,073
Accumulated depreciation		(1,583,346)	(1,199,925)	(1,018,793)
Property, plant and equipment		530,332	672,188	681,280
Property, plant and equipment		672,188	681,280
Additions		180,475	356,809
Disposals		0	(995)
Depreciation expenses		(362,383)	(302,079)
Currency translation adjustments		40,052	(62,827)
Property, plant and equipment		530,332	672,188	681,280
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Cost	[2]	2,632,264	2,263,591	11,744,573
Accumulated depreciation	[2]	(2,244,272)	(2,063,054)	(11,621,991)
Property, plant and equipment	[2]	387,992	200,537	122,582
Property, plant and equipment	[2]	200,537	122,582
Additions	[2]	247,114	119,458
Disposals	[2]	0	0
Depreciation expenses	[2]	(75,331)	(38,855)
Currency translation adjustments	[2]	15,672	(2,648)
Property, plant and equipment	[2]	$ 387,992	$ 200,537	$ 122,582

[1]	Information relating to property and equipment that were pledged to others as collaterals is provided in Note 35.
[2]	Other equipment primarily includes big data platform for image analytics, data storage equipment and server equipment.